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[IMAGE]
                      ANNUAL PRODUCT INFORMATION NOTICE
                              DATED MAY 1, 2019
                                     FOR
TALCOTT RESOLUTION LIFE AND TALCOTT RESOLUTION LIFE AND ANNUITY OMNISOURCE(R)
           GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

We no longer file fully updated prospectuses and statements of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above products. However, in order to provide you with updated information that would have been included in the updated prospectuses and SAIs, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance products listed above. Please keep this Notice for future reference.


IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2018. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at https://www.talcottresolution.com/financialratings.html or requests for copies can also be directed to Lombard International Administration Services Company, LLC, 1650 Market St., 54th Floor, Philadelphia, PA 19103.


1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

----------------------------------------------------------------------------------------------------------------------------------
 Alger Large Cap Growth Investment Division                      Class I-2 of the Alger Large Cap Growth Portfolio of The Alger
                                                                 Portfolios

----------------------------------------------------------------------------------------------------------------------------------
 Alger Small Cap Growth Investment Division                      Class I-2 of the Alger Small Cap Growth Portfolio of The Alger
                                                                 Portfolios

----------------------------------------------------------------------------------------------------------------------------------
 American Funds Asset Allocation Investment Division             Class 2 of the Asset Allocation Fund(SM) of American Funds
                                                                 Insurance Series(R)

----------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth Investment Division                Class 2 of the Global Growth Fund(SM) of American Funds
                                                                 Insurance Series(R)

----------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Small Capitalization Investment Division  Class 2 of the Global Small Capitalization Fund(SM) of American
                                                                 Funds Insurance Series(R)

----------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth Investment Division                       Class 2 of the Growth Fund(SM) of American Funds Insurance
                                                                 Series(R)

----------------------------------------------------------------------------------------------------------------------------------
 American Funds International Investment Division                Class 2 of the International Fund(SM) of American Funds Insurance
                                                                 Series(R)

----------------------------------------------------------------------------------------------------------------------------------




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

------------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index Investment Division                           Class VIP-A of the Deutsche DWS Equity 500 Index of the
                                                                    Deutsche Investments VIT Funds

------------------------------------------------------------------------------------------------------------------------------------
 DWS Small Cap Index Investment Division                            Class VIP-A of the Deutsche DWS Small Cap Index of the
                                                                    Deutsche Investments VIT Funds

------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Investment Division (Effective July 5,  Initial Class of the Equity-Income Portfolio of the Fidelity
 2000, closed to new and subsequent premium payments and            Variable Insurance Products
 transfer of Investment Value)

------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP High Income Investment Division (Effective July 5,    Initial Class of the High Income Portfolio of the Fidelity
 2000, closed to new and subsequent premium payments and            Variable Insurance Products
 transfer of Investment Value)

------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Government Money Market Investment Division           Initial Class of the Government Money Market Portfolio of the
                                                                    Fidelity Variable Insurance Products

------------------------------------------------------------------------------------------------------------------------------------
 Franklin Rising Dividends VIP Investment Division (formerly,       Class 2 of the Franklin Rising Dividends VIP Fund of the
 Franklin Rising Dividends Securities Investment Division)          Franklin Templeton Variable Insurance Products Trust (formerly,
                                                                    Franklin Rising Dividends Securities Fund)

------------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Value VIP Investment Division (formerly,        Class 2 of the Franklin Small Cap Value VIP Fund of the Franklin
 Franklin Small Cap Value Securities Investment Division)           Templeton Variable Insurance Products Trust (formerly, Franklin
                                                                    Small Cap Value Securities Fund)

------------------------------------------------------------------------------------------------------------------------------------
 Franklin Small-Mid Cap Growth VIP Investment Division              Class 2 of the Franklin Small-Mid Cap Growth VIP Fund of the
 (formerly, Franklin Small-Mid Cap Growth Securities Investment     Franklin Templeton Variable Insurance Products Trust (formerly
 Division)                                                          named, Franklin Small-Mid Cap Growth Securities Fund)

------------------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income VIP Investment Division (formerly,       Class 1 of the Franklin Strategic Income VIP Fund of the
 Franklin Strategic Income Securities Investment Division)          Franklin Templeton Variable Insurance Products Trust (formerly named, Franklin Strategic Income Securities Fund)

------------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Shares VIP Investment Division (formerly named     Class 2 of the Franklin Mutual Shares VIP Fund of the Franklin
 "Mutual Shares Securities Investment Division")                    Templeton Variable Insurance Products Trust (formerly named
                                                                    "Mutual Shares Securities Fund")

------------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign VIP Investment Division (formerly, Templeton     Class 2 of the Templeton Foreign VIP Fund of the Franklin
 Foreign Securities Investment Division)                            Templeton Variable Insurance Products Trust (formerly,
                                                                    Templeton Foreign Securities Fund)

------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth VIP Investment Division (formerly,                Class 2 of the Templeton Growth VIP Fund of the Franklin
 Templeton Growth Securities Investment Division)                   Templeton Variable Insurance Products Trust (formerly,
                                                                    Templeton Growth Securities Fund)

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 Hartford Balanced HLS Investment Division                          Class IA of Hartford Balanced HLS Fund

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 Hartford Capital Appreciation Investment Division                  Class IA of Hartford Capital Appreciation HLS Fund

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 Hartford Ultrashort Bond Investment Division (formerly,            Class IA of Hartford Ultrashort Bond HLS Fund (formerly,
 Hartford Money Market Investment Division)                         Hartford Money Market HLS Fund)

------------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock Investment Division                                 Class IA of Hartford Stock HLS Fund

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 Hartford Total Return Bond Investment Division                     Class IA of Hartford Total Return Bond HLS Fund

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 Hartford Value Investment Division                                 Class IA of Hartford Value HLS Fund

------------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Global Core Equity Investment Division (Effective     Series I of the Invesco V.I. Global Core Equity Fund
 July 5, 2000, closed to new and subsequent premium payments and transfer of Investment Value)

------------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. High Yield Investment Division                        Series I of the Invesco V.I. High Yield Fund

------------------------------------------------------------------------------------------------------------------------------------




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

------------------------------------------------------------------------------------------------------------------------------------
 Janus Henderson Balanced Investment Division                     Service Shares of the Balanced Portfolio of the Janus Henderson
                                                                  Series

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 Janus Henderson Enterprise Investment Division                   Service Shares of the Enterprise Portfolio of the Janus
                                                                  Henderson Series

------------------------------------------------------------------------------------------------------------------------------------
 Janus Henderson Flexible Bond Investment Division                Service Shares of the Flexible Bond Portfolio of the Janus
                                                                  Henderson Series

------------------------------------------------------------------------------------------------------------------------------------
 Janus Henderson Global Research Investment Division              Service Shares of the Global Research Portfolio of the Janus
                                                                  Henderson Series

------------------------------------------------------------------------------------------------------------------------------------
 Janus Henderson Overseas Investment Division                     Service Shares of the Overseas Portfolio of the Janus Henderson
                                                                  Series

------------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond Investment Division           Class 1 Shares of the Core Bond Portfolio of the JPMorgan
                                                                  Insurance Trust

------------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Small Cap Core Investment Division      Class 1 Shares of the Small Cap Core Portfolio of the JPMorgan
                                                                  Insurance Trust

------------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust U.S. Equity Investment Division         Class 1 Shares of the U.S. Equity Portfolio of the JPMorgan
                                                                  Insurance Trust

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 MFS(R) Growth Investment Division                                Initial Class of the MFS(R) Growth Series of the MFS(R) Variable
                                                                  Insurance Trust

------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) High Yield Investment Division (formerly, MFS(R) High     Initial Class of the MFS(R) High Yield Portfolio of the MFS(R)
 Income Investment Division)                                      Variable Insurance Trust II (formerly, MFS High Income Series)

------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Investment Division                       Initial Class of the MFS(R) Investors Trust Series of the MFS(R)
                                                                  Variable Insurance Trust

------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) New Discovery Investment Division                         Initial Class of the MFS(R) New Discovery Series of the MFS(R)
                                                                  Variable Insurance Trust

------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley VIF Core Plus Fixed Income Investment Division    Class I of the Core Plus Fixed Income Portfolio of The Variable
 (formerly, the Morgan Stanley UIF Core Plus Fixed Income         Insurance Fund, Inc. (formerly, The Universal Institutional Funds,
 Investment Division)                                             Inc.)

------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley VIF Emerging Markets Equity Investment            Class I of the Emerging Markets Equity Portfolio of The Variable
 Division (formerly, the Morgan Stanley UIF Emerging Markets      Insurance Fund, Inc. (formerly, The Universal Institutional Funds,
 Equity Investment Division)                                      Inc.)

------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley VIF Discovery Investment Division (formerly, the  Class 1 of the Discovery Portfolio of The Variable Insurance
 Morgan Stanley VIF Mid Cap Growth Investment Division)           Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Mid Cap Growth Investment Division          I Class Shares of the Mid Cap Growth Portfolio of the
 (Effective July 5, 2000, closed to new and subsequent premium    Neuberger Berman Advisers Management Trust (formerly
 payments and transfer of Investment Value)                       named Neuberger Berman AMT Balanced Portfolio)

------------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Sustainable Equity (formerly                I Class Shares of the AMT Sustainable Equity (formerly
 Neuberger Berman AMT Large Cap Value) Investment Division        Neuberger Berman AMT Large Cap Value) Portfolio of
                                                                  Neuberger Berman Advisers Management Trust

------------------------------------------------------------------------------------------------------------------------------------

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.






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The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2018:

                                                                                                               MINIMUM     MAXIMUM
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees, (12b-1) fees and other expenses)                                                          0.26%       1.42%
----------------------------------------------------------------------------------------------------------------------------------

Refer to the attached updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.


2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2018, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $553,840.57 (excluding indirect benefits received by offering HLS Funds as investment options).


3. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


4. MAY 31, 2018 REORGANIZATION

The following amends the MAY 31, 2018 REORGANIZATION section of your prospectus.

MAY 31, 2018 REORGANIZATION

On May 31, 2018, pursuant to the Stock and Asset Purchase Agreement entered into on December 3, 2017, by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc., Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP, and Hopmeadow Holdings GP, each of which is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group, HHI sold all of the issued and outstanding equity of Hartford Life, Inc., the parent of Talcott Resolution Life Insurance Company ("Talcott Resolution") (formerly "Hartford Life Insurance Company") to Buyer ("Talcott Resolution Sale Transaction").

LIASC will continue to administer your insurance contract and Talcott Resolution will continue to provide all contractual benefits of your insurance contract. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.

Due to the reorganization described above, any references to "Hartford Life Insurance Company" in your prospectus should be deemed to be replaced with "Talcott Resolution Life Insurance Company" and any references to "Hartford Life and Annuity Insurance Company" should be deemed to be replaced with "Talcott Resolution Life and Annuity Insurance Company." References to "Hartford Securities Distribution Company" and "HSD" should be deemed to be replaced with "Talcott Resolution Distribution Company" and "TDC," respectively. The names of Hartford Investment Divisions listed in Section 1 (Fund Data) of the Annual Product Information Notice are NOT changing.


5. CYBERSECURITY

The following section is added to your prospectus.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from


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utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


6. FRAUD PREVENTION

The following section is added to your prospectus.

FRAUD PREVENT


FOUR SIMPLE STEPS TO SAFEGUARD YOUR ACCOUNT AGAINST FRAUD

We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.

          1. STRENGTHEN YOUR PASSWORD

          A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.

          2. KEEP YOUR INFORMATION CURRENT

          Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.

          3. BE AWARE

          Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.

          4. REVIEW YOUR ACCOUNT STATEMENTS AND NOTIFY LAW ENFORCEMENT OF SUSPICIOUS ACTIVITY

          As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).

          To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC's Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.


OBTAIN A COPY OF YOUR CREDIT REPORT

You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348. Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

                       Equifax                     Experian                    Transunion
                       (800) 685-1111              (888) 397-3742              (800) 888-4213
                       www.equifax.com             www.experian.com            www.transunion.com
                       P.O. Box 740241             P.O. Box 2002               P.O. Box 1000
                       Atlanta, GA 30374           Allen, TX 75013             Chester, PA 19016



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

ADDITIONAL FREE RESOURCES ON IDENTITY THEFT

You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).


6. PREMIUMS

You may send premium payments to us by means of the following methods:

         By Mail


         Make your check payable to: TALCOTT RESOLUTION

         Note your Policy/Certificate number on the check and cover letter.

         Mail your check to:

         Attn: Document Controls Services
         Talcott Resolution-(Private Placement Life Insurance)
         1 Griffin Road North
         Windsor, CT 06095-1512

         By Wire


         You may also arrange to pay your premium by wire by calling Lombard International Administration Services Company, LLC* at
         1-866-873-1641.

         * Lombard International Administration Services Company, LLC ("LIASC") is the Third Party Administrator ("TPA") for certain insurance policies issued by Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company ("Talcott Resolution") pursuant to an Administrative Services Agreement. Talcott Resolution and Lombard International Distribution Company are not affiliated.


ADDITIONAL INFORMATION AND CONTACTING TALCOTT RESOLUTION

In addition to this Notice, you will continue to receive Talcott Resolution company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.LombardInternational.com website; otherwise, for policy information, please contact our customer service representatives at Lombard International Administration Services Company, LLC via telephone at 484-530-4800 or via mail at Lombard International Administration Services Company, LLC, 1650 Market St., 54th Floor, Philadelphia, PA 19103




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